AQR FUNDS

Supplement dated August 25, 2023 (“Supplement”)

to the Class I, Class N and Class R6 Statement of Additional Information,

dated May 1, 2023 (the “SAI”),

of the AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Diversifying Strategies Fund, AQR Equity Market Neutral Fund, AQR Long-Short Equity Fund, AQR Macro Opportunities Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Style Premia Alternative Fund and AQR Sustainable Long-Short Equity Carbon Aware Fund (the “Funds”)

This Supplement updates certain information contained in the SAI. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectuses, Prospectuses and SAI free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective August 24, 2023, Ted Pyne has resigned as Chief Executive Officer and President of the AQR Funds (the “Trust”). The Board of Trustees of the Trust has appointed John Howard as Chief Executive Officer and President of the Trust effective immediately upon Mr. Pyne’s resignation. Accordingly, effective immediately:

•	All references to Mr. Pyne are hereby deleted from the SAI.

•	The table in the “Management of the Funds” section of the SAI is hereby deleted and replaced with the following:

Name and Year of Birth	Current Position with the Trust, Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Present or Past Directorships Held by Trustee (during the past 5 years)

Disinterested Trustees[2]

William L. Atwell, M.B.A., 1950	Chairman of the Board since 2023; Trustee, since 2011	Retired from Atwell Partners, LLC (2012-2019) (consulting)	36	Webster Financial Corporation (since 2014) (banking); Blucora, Inc. (2017-2019)

L. Joe Moravy, M.B.A., CPA, 1950	Trustee, since 2008	Retired Independent Consultant (2014-2021)	36	None

Gregg D. Behrens, M.M., 1952	Trustee, since 2011	Retired from Northern Trust Company (1974- 2009) (banking)	36	Kiwibank (2022-2023); Kiwi Wealth (wealth management) (2020-2022)

Name and Year of Birth	Current Position with the Trust, Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Present or Past Directorships Held by Trustee (during the past 5 years)

Mark A. Zurack, M.B.A., CFA 1957	Trustee, since 2014	Professor, Columbia Business School (since 2002)	36	Exchange Traded Concepts Trust (21 portfolios) (since 2011)

Kathleen Hagerty, Ph.D., M.B.A. 1953	Trustee, since 2022	Provost (since 2020) and Associate Provost (2019-2020), Northwestern University; Interim Dean (2019-2020), Senior Associate Dean (2016-2019) and Professor (since 1984), Kellogg School of Management, Northwestern University	36	None

Interested Trustees[3]

David Kabiller, CFA, 1963	Trustee, since 2010	Founding Principal, AQR Capital Management, LLC (since 1998)	36	None

Officers

John Howard, 1969	Chief Executive Officer and President, since August 2023	Principal, Co-Chief Operating Officer and Head of US Wealth, AQR Capital Management, LLC (since 2011)	N/A	N/A

H.J. Willcox, J.D., 1966	Chief Compliance Officer, since 2013; Anti-Money Laundering Officer, since 2017	Principal, Chief Legal Officer and Global Head of Compliance and Risk, AQR Capital Management, LLC (since 2013)	N/A	N/A

Name and Year of Birth	Current Position with the Trust, Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Present or Past Directorships Held by Trustee (during the past 5 years)

Bradley Asness, J.D., M.B.A., 1969	Vice President, since 2009	Principal and Co-Chief Operating Officer, AQR Capital Management, LLC (since 1998)	N/A	N/A

Patrick Ryan, CPA 1965	Assistant Treasurer, since 2020	Principal and Chief Financial Officer, AQR Capital Management, LLC (since 2012)	N/A	N/A

Matthew Plastina, 1970	Chief Financial Officer and Treasurer, since 2022	Executive Director, AQR Capital Management, LLC (since 2018); Executive Director, JP Morgan Investment Management (2010-2018)	N/A	N/A

Nicole DonVito, J.D., 1979	Chief Legal Officer, since 2014; Vice President, since 2009, Secretary, since 2022	Managing Director, Senior Counsel & Head of Registered Products, AQR Capital Management, LLC (since 2007)	N/A	N/A

[1]

Each Trustee serves until the election and qualification of a successor, or until death, resignation or removal as provided in the Trust’s Declaration of Trust. A Disinterested Trustee may not hold office beyond December 31 of the year in which he or she turns 75.

[2]	A Disinterested Trustee is any Trustee that is not an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

[3]

An Interested Trustee is a Trustee that is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Kabiller is an interested person of the Trust because of his position with the Adviser.

Effective September 30, 2023, Lukasz Pomorski, Ph.D., M.A., will no longer serve as a portfolio manager of the AQR Sustainable Long-Short Equity Carbon Aware Fund. Effective that date, all references to Mr. Pomorski are hereby deleted from the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE